Share-Based Compensation - Stock Options (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 14, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in number of shares authorized		1,575,000
Remaining number of underlying shares available for future issuances								674,816
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration term of award						10 years		10 years
Stock compensation expense				$ 171,812	$ 378,809	$ 388,236	$ 483,211	$ 828,860	$ 394,311
Unrecognized stock compensation expense				1,017,171		$ 1,017,171		$ 1,301,599
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period						1 year 10 months 24 days		2 years
Increase in number of shares authorized	500,000	1,575,000						592,644
Stock options exercised or canceled								28,957
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized	2,450,855	1,950,855								356,851
Stock compensation expense				72,377	381,829	$ 358,486	381,829	$ 1,406,548	0
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period						3 years 3 months 18 days
Increase in number of shares authorized								356,851
Termination term after the termination of employment of the grantee						90 days		90 days
Shares exercised								35,153
Restricted Stock Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			12 months			4 years		4 years
Stock compensation expense				$ 120,891	$ 483,733	$ 241,782	$ 628,318	$ 1,301,599	$ 836,481
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period						1 month		1 year